Exhibit 99.1

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Collection Period	31-May-20	30/360 Days	30	Collection Period Start	1-May-20
Distribution Date	15-Jun-20	Actual/360 Days	31	Collection Period End	31-May-20
				Prior Month Settlement Date	15-May-20
				Current Month Settlement Date	15-Jun-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	62,959,708.78	56,298,588.35	0.054047
Yield Supplement Overcollaterization		45,350,668.44	602,159.34	507,722.47
Total Adjusted Pool Balance		1,041,667,188.10	62,357,549.44	55,790,865.88
Total Adjusted Securities		1,041,666,666.68	62,357,549.44	55,790,865.88	0.053559
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.53363%	175,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	305,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.59000%	90,000,000.00	20,690,882.76	14,124,199.20	0.156936
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	6,566,683.56	27,415.42	72.9631507	0.3046158
Certificates	0.00	0.00	—	—

Total Securities	6,566,683.56	27,415.42

I. COLLECTIONS
Interest:
Interest Collections				145,323.72
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				145,323.72
Principal:
Principal Collections				6,638,720.18
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				6,638,720.18
Recoveries of Defaulted Receivables				98,460.27
Servicer Advances				0.00

Total Collections				6,882,504.17

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			13,305	62,357,549.44
Total Principal Payment				6,566,683.56

			12,830	55,790,865.88

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	6,882,504.17
Reserve Account Draw	0.00
Total Available for Distribution	6,882,504.17
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	52,466.42
Servicing Fee Paid	52,466.42
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	27,415.42
Class A-4 Notes Monthly Interest Paid	27,415.42
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		27,415.42
Total Note Monthly Interest Paid		27,415.42
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		6,802,622.33
4. Total Monthly Principal Paid on the Notes		6,566,683.56
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		6,566,683.56
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		235,938.77
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		235,938.77

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,167.97
Beginning Reserve Account Balance		2,604,167.97
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,167.97
Required Reserve Account Amount for Next Period		2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon		2.97%
Weighted Average Remaining Maturity		14.07

	Amount	Number
Principal on Defaulted Receivables	22,400.25	5
Principal Recoveries of Defaulted Receivables	98,460.27

Monthly Net Losses	(76,060.02)
Pool Balance at Beginning of Collection Period	62,959,708.78
Net Loss Ratio for Third Preceding Collection Period	0.16%
Net Loss Ratio for Second Preceding Collection Period	0.73%
Net Loss Ratio for Preceding Collection Period	0.19%
Net Loss Ratio for Current Collection Period	-1.45%
Four-Month Average Net Loss Ratio	-0.09%
Cumulative Net Losses for all Periods	7,589,339.38

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	484,028.67	74	0.86%
61-90 Days Delinquent	202,811.14	31	0.36%
91-120 Days Delinquent	73,251.81	10	0.13%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	760,091.62	115	1.35%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.41%	0.29%
Delinquency Ratio for Second Preceding Collection Period	0.34%	0.24%
Delinquency Ratio for Preceding Collection Period	0.38%	0.28%
Delinquency Ratio for Current Collection Period	0.49%	0.32%
Four-Month Average Delinquency Ratio	0.41%	0.28%
60 Day Delinquent Receivables	283,093.77
Delinquency Percentage	0.50%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,829,639.16
Number of Extensions	218

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO